Trade account receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade account receivables [Abstract]
Schedule of trade account receivables
	2022		2021	2020
Trade account receivables	Ps.	1,092,855	835,757	744,109
Expected credit loss		(121,792)	(90,164)	(9,083)
	Ps.	971,063	745,593	735,026

Schedule of accounts receivable
Trade receivables – days past due
	Betterware de México					JAFRA in Mexico and United States
As of December 31, 2022	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total
Expected credit loss rate		1%	18%	39%	41%	1%	7%	21%	61%
Estimated total gross carrying amount at default	Ps.	365,978	24,198	15,592	161,204	374,039	77,509	31,366	42,969	1,092,855
Expected credit loss	Ps.	3,561	4,337	6,142	66,126	3,589	5,130	6,735	26,172	121,792

Trade receivables – days past due
As of December 31, 2021	Not past due		14-21	21 – 28	>28	Total
Expected credit loss rate		1%	27%	60%	28%
Estimated total gross carrying amount at default	Ps.	560,642	31,439	22,463	221,213	835,757
Expected credit loss	Ps.	6,814	8,338	13,386	61,626	90,164

Trade receivables – days past due
As of January 3, 2021	Not past due		14-21	21 – 28	>28	Total
Expected credit loss rate		2%	30%	62%	33%
Estimated total gross carrying amount at default	Ps.	640,675	31,918	17,772	53,744	744,109
Expected credit loss	Ps.	8,163	9,588	10,946	17,563	46,260

Schedule of expected credit loss
	Total
Balance as of January 1, 2020	Ps.	(13,640)
Expected credit loss		(46,260)
Specific credit loss		(11,367)
Amounts written off		62,184
Balance as of January 3, 2021		(9,083)
Expected credit loss		(198,495)
Amounts written off		117,414
Balance as of December 31, 2021		(90,164)
Expected credit loss		(269,595)
Amounts written off		237,928
Foreign currency translation		39
Balance as of December 31, 2022	Ps.	(121,792)